Indebtedness (Tables)	12 Months Ended
Dec. 31, 2020
Indebtedness [Abstract]
Schedule of indebtedness
As at December 31,	2020	2019
Senior Secured Credit Facilities(a)
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (December 31, 2020 – US$1,552,815, December 31, 2019 – US$1,908,500)	1,975,957	2,479,142
Senior Notes (US$550,000)(b)	699,875	714,450
Senior Secured Notes (US$400,000)(c)	509,000	519,600
	3,184,832	3,713,192
Less: deferred financing costs and prepayment options(d)	2,320	(393)
	3,187,152	3,712,799
Less: current indebtedness	—	(24,408)
Long-term indebtedness	$3,187,152	$3,688,391
(a)	The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2020 and 2019, Telesat was in compliance with this covenant.

The Senior Secured Credit Facilities, have two tranches which are described below:

(i)	A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2020, other than $0.2 million (December 31, 2019 - $0.1 million) in drawings related to letters of credit, there were no borrowings under this facility.
(ii)	The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments will no longer be required. The weighted average effective interest rate for the year ended December 31, 2020 was 3.63% (25-day period ended December 31, 2019 – 4.73%).
(b)	The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, commencing in April 2020. The Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is US$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2020 was 6.27% (81-day period ended December 31, 2019 - 6.27%).
(c)	The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, commencing in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is US$400.0 million. The Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2020 was 4.76% (25-day period ended December 31, 2019 - 4.76%).
(d)	The Senior Secured Credit Facilities, Senior Notes and Senior Secured Notes included the following deferred financing costs and prepayment options:
(i)	The U.S. TLB Facility, Senior Notes and Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $24.9 million as at December 31, 2020 (December 31, 2019 - $28.3 million). The deferred financing costs are amortized using the effective interest method.
(ii)	The U.S. TLB Facility was presented on the balance sheet net of the loss on repayment of $2.3 million as at December 31, 2020 (December 31, 2019 - $Nil).
(iii)	The indenture agreement for the Senior Notes contained provisions for certain prepayment options (Note 27) which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $15.7 million as at December 31, 2020 (December 31, 2019 - $17.4 million).
(iv)	The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options (Note 27) which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $9.3 million as at December 31, 2020 (December 31, 2019 - $10.5 million).

Schedule of short-term and long-term portions of deferred financing costs, interest rate floors, prepayment option and premiums
As at December 31,	2020	2019
Short-term deferred financing costs	$—	$3,385
Long-term deferred financing costs	24,888	24,934
	$24,888	$28,319
Short-term prepayment options	$—	$(3,001)
Long-term prepayment options	(24,925)	(24,925)
	$(24,925)	$(27,926)
Short-term loss on repayment	$—	$—
Long-term loss on repayment	(2,283)	—
	$(2,283)	$—
Deferred financing costs, prepayment options and loss on repayment	$(2,320)	$393